Intangible assets	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Intangible assets
12.	Intangible assets

	30 June 2021					31 December 2020
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	39 427	3 031	2 972	455	45 885	46 108
Effect of movements in foreign exchange	(406)	(7)	(37)	2	(448)	(789)
Acquisitions through business combinations	—	—	—	—	—	162
Acquisitions and expenditures	—	—	28	184	212	557
Disposals	—	(5)	(3)	(9)	(17)	(142)
Disposals through the sale of subsidiaries	—	—	—	—	—	—
Transfer (to)/from other asset categories and other movements 1	—	(71)	71	(32)	(32)	(11)

Balance at end of period	39 021	2 948	3 031	600	45 600	45 885

Amortization and impairment losses
Balance at end of previous year	(41)	(2 072)	(2 181)	(64)	(4 358)	(3 656)
Effect of movements in foreign exchange	—	5	30	(1)	34	(16)
Amortization	—	(114)	(187)	(21)	(322)	(715)
Impairment	—	—	—	—	—	(165)
Disposals	—	4	2	2	9	62
Transfer to/(from) other asset categories and other movements 1	—	80	30	—	110	132

Balance at end of period	(41)	(2 097)	(2 306)	(84)	(4 528)	(4 358)

Carrying value
at 31 December 2020	39 386	959	791	391	41 527	41 527
at 30 June 2021	38 980	851	725	516	41 072
In 2020, the company recognized (165)m US dollar impairment on intangible sold during 2020 and other intangibles – see Note 7
Exceptional items.
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
1
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred.